UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $122,946 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    11042   150780 SH       SOLE                   150780        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     7062   569541 SH       SOLE                   569541        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104     1691    55430 SH       SOLE                    55430        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      306    11325 SH       SOLE                    11325        0        0
BANCORP INC DEL                COM              05969A105     1248   132338 SH       SOLE                   132338        0        0
BANK OF AMERICA CORPORATION    COM              060505104      818   100000 SH       SOLE                   100000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     5092   389600 SH       SOLE                   389600        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2820    51600 SH       SOLE                    51600        0        0
CAPITALSOURCE INC              COM              14055X102     1503   223700 SH       SOLE                   223700        0        0
CARLYLE GROUP L P              COM UTS LTD PTN  14309L102     5495   245000 SH       SOLE                   245000        0        0
CHINA ZENIX AUTO INTL LTD      ADS              16951E104      844   348843 SH       SOLE                   348843        0        0
CIT GROUP INC                  COM NEW          125581801     4747   133200 SH       SOLE                   133200        0        0
CITIGROUP INC                  COM NEW          172967424    16185   590490 SH       SOLE                   590490        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     2938   171499 SH       SOLE                   171499        0        0
COWEN GROUP INC NEW            CL A             223622101     3143  1181732 SH       SOLE                  1181732        0        0
DORAL FINL CORP                COM NEW          25811P886     4874  3249467 SH       SOLE                  3249467        0        0
FIRST CALIFORNIA FINANCIAL G   COM NEW          319395109     2374   345104 SH       SOLE                   345104        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     3128   233400 SH       SOLE                   233400        0        0
INTERVEST BANCSHARES CORP      COM              460927106     1203   314091 SH       SOLE                   314091        0        0
KKR & CO L P DEL               COM UNITS        48248M102     2805   217600 SH       SOLE                   217600        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     4278   502054 SH       SOLE                   502054        0        0
LAZARD LTD                     SHS A            G54050102     1055    40600 SH       SOLE                    40600        0        0
MORGAN STANLEY                 COM NEW          617446448      559    38324 SH       SOLE                    38324        0        0
OCWEN FINL CORP                COM NEW          675746309    10609   564896 SH       SOLE                   564896        0        0
ORIENTAL FINL GROUP INC        COM              68618W100      801    72294 SH       SOLE                    72294        0        0
PRESIDENTIAL LIFE CORP         COM              740884101      999   101647 SH       SOLE                   101647        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    20468  1400000 SH  PUT  SOLE                  1400000        0        0
UNITED CMNTY BKS BLAIRSVLE G   COM              90984P303     2564   299165 SH       SOLE                   299165        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1455    63963 SH       SOLE                    63963        0        0
XENITH BANKSHARES INC          COM              98410X105      840   202374 SH       SOLE                   202374        0        0